Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2019
Debt Disclosure [Abstract]
Schedule of long-term debt
	2019	2018
Secured convertible promissory note	$-	$500
Less: current portion	-	(500)
Long-term debt, net of current portion	$-	$-